                            VOYAGEUR MUTUAL FUNDS III

                           Delaware Select Growth Fund
                                  (the "Fund")

          Supplement to the Fund's Statement of Additional Information
                              dated August 28, 2006

Effective  July 16, 2007,  Christopher  M.  Ericksen  has joined  Jeffrey S. Van
Harte, Christopher J. Bonavico, Kenneth F. Broad, Patrick G. Fortier, Gregory M.
Heywood,  and  Daniel J.  Prislin  as a  portfolio  manager on the team that has portfolio management responsibilities for Delaware Select Growth Fund.

The following  information  supplements the section entitled  "Management of the
Trust  -  Officers  and   Trustees"  in  the  Fund's   Statement  of  Additional
Information.

The  following is  additional  information  regarding  investment  professionals affiliated with the Trust:

----------------------- ---------------------------- ----------------- -------------------------------

Name, Address, and      Position(s) Held with the    Length of Time    Principal Occupation(s) for
Birthdate               Trust                        Served            the Past 5 Years
----------------------- ---------------------------- ----------------- -------------------------------
Christopher M.           Vice President, Portfolio       2 years         Vice President, Portfolio
Ericksen, CFA           Manager, and Equity Analyst                      Manager and Equity Analyst
2005 Market Street                                                      Delaware Investment Advisers
Philadelphia, PA                                                           (a series of Delaware
19103                                                                    Management Business Trust)
                                                                              (2005-- Present)
March 10, 1972
                                                                         Mr. Ericksen has served in
                                                                           various capacities at
                                                                             different times at
                                                                          Transamerica Investment
                                                                              Management, LLC
----------------------- ---------------------------- ----------------- -------------------------------

The following information supplements the section entitled "Portfolio Managers--
Other Accounts Managed" in the Fund's Statement of Additional Information.

Mr. Ericksen is responsible for the following accounts.  The assets listed below are as of July 16, 2007:

                                                                               Total Assets in
                                                                               Accounts with
                          Number of  Total Assets     No. of Accounts with     Performance-
                          Accounts      Managed      Performance-Based Fees     Based Fees
Christopher M. Ericksen,
CFA
Registered Investment        19      $4.8 billion              0                    $0
Companies
Other Pooled Investment       0           $0                   0                    $0
Vehicles
Other Accounts               53      $10.2 billion             2              $728.1 million

This Supplement is dated August 24, 2007.

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